Commitments and Contingencies	6 Months Ended
Jun. 30, 2017
Commitments and Contingencies.
Commitments and contingencies

12. Commitments and Contingencies

Except as discussed below, the Group does not have any other significant commitments or contingencies.

(i)   Lease commitments

The Group leases various factories and offices under non‑cancellable operating lease agreements. Future aggregate minimum payments under non‑cancellable operating leases as of the date indicated are as follows:

	June 30,	December 31,
	2017	2016
	(in US$’000)
Not later than 1 year	1,495	1,711
Between 1 to 2 years	1,301	1,383
Between 2 to 3 years	759	1,053
Between 3 to 4 years	342	597
Between 4 to 5 years	102	108
Later than 5 years	—	45
Total minimum lease payments	3,999	4,897

(ii)  Capital commitments

The Group had the following capital commitments:

	June 30,	December 31,
	2017	2016
	(in US$’000)
Property, plant and equipment
Contracted but not provided for	2,180	2,545

In addition, the Group has also undertaken to provide the necessary additional funds for NSPL to finance its ongoing operations.